Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Jun. 30, 2019
Interests in other entities [Abstract]
Disclosure of Associates
The carrying value of investments in associates and joint ventures consist of:

	Cann Group	Alcanna	CTT	Capcium	TGOD	ACI	Other immaterial investments	Total
	Note 4(a)	Note 4(d)	Note 4(e)	Note 4(f)	Note 4(g)	Note 4(k)
	$	$	$	$	$	$	$	$
Balance, June 30, 2017	—	—	—	—	—	—	—	—
Additions	81,927	109,940	—	11,270	133,239	—	212	336,588
Transaction costs	—	1,586	—	—	—	—	—	1,586
Dividend income	—	(1,449)	—	—	—	—	—	(1,449)
Disposition	—	—	—	—	—	—	(78)	(78)
Share of net loss (i)	(781)	(500)	—	(14)	(947)	—	—	(2,242)
OCI FX loss	37	—	—	—	—	—	—	37
Balance, June 30, 2018	81,183	109,577	—	11,256	132,292	—	134	334,442
Additions	—	—	3,413	3	—	5,360	—	8,776
Dividend income	—	(828)	—	—	—	—	—	(828)
Disposition / reclassification	—	—	—	—	(130,974)	(5,360)	(134)	(136,468)
Share of net income (loss)(1)	(1,520)	(5,099)	(230)	(1,406)	(1,318)	—	—	(9,573)
Impairment	(18,158)	(68,696)	(2,078)	—	—	—	—	(88,932)
Impairment reversal	—	15,643	—	—	—	—	—	15,643
OCI FX gain (loss)	(4,488)	353	(80)	—	—	—	—	(4,215)
Balance, June 30, 2019	57,017	50,950	1,025	9,853	—	—	—	118,845

(1)	Represents an estimate of the Company’s share of net income (loss) based on the latest publicly available information of the investee.

The following is a summary of financial information for the Company’s associates and joint ventures for the periods presented based on the latest publicly available information. Note that the numbers have not been pro-rated for Aurora’s ownership interest.

As of June 30, 2019	Cann Group	Alcanna	Capcium	CTT	Total
	$	$	$	$	$
Date obtained significant influence	12/11/2017	2/14/2018	6/6/2018	5/20/2018
Statement of financial position
Cash and cash equivalents	43,752	22,115	6,701	950	73,519
Current assets	69,620	149,835	9,297	952	229,704
Non-current assets	7,208	480,070	39,245	—	526,523

Current financial liabilities, excluding trade and other payables and provisions	4	22,237	229	25	22,494
Current liabilities	1,394	54,375	2,282	458	58,508
Non-current financial liabilities	—	73,364	26,781	—	100,145
Non-current liabilities	13	73,364	36,253	—	109,630

Statement of comprehensive loss
Revenue		136,424	3,630	9	140,063
Depreciation and amortization	—	(30,040)	—	—	(30,040)
Interest income	1,691	—	—		1,691
Interest expense	(21)	(22,872)	(8,678)	—	(31,571)
Income tax expense	—	(16,000)	—	—	(16,000)
Loss from continued operations	(9,276)	(37,180)	(8,125)	(1,161)	(55,742)
Loss from discontinued operations, net tax	—	(916)	—	—	(916)
Other comprehensive income	—	(2,532)	—	(1)	(2,533)
Total comprehensive loss	(9,276)	(40,628)	(8,125)	(1,160)	(59,190)

As of June 30, 2018	Cann Group	Alcanna	Capcium	TGOD	CTT	Other	Total
	$	$	$	$	$	$	$
Date obtained significant influence	12/11/2017	2/14/2018	6/6/2018	5/2/2018	5/20/2018
Statement of financial position
Cash and cash equivalents	48,243	78,595	252	261,816	1,311	6	390,223
Current assets	79,225	197,131	11,935	270,712	1,311	8	560,322
Non-current assets	5,258	252,262	6,701	48,078	—	3,029	315,328

Current financial liabilities, excluding trade and other payables and provisions	4	1,380	—	—	36	1,701	3,121
Current liabilities	887	54,263	1,293	13,992	386	1,701	72,522
Non-current financial liabilities	16	72,697	18,583	—	53	2,004	93,353
Non-current liabilities	16	131,561	18,583	—	53	2,004	152,217

Statement of comprehensive loss
Revenue	552	223,991	104	—	—	—	224,647
Depreciation and amortization	—	(4,455)	—	(121)	—	—	(4,576)
Interest income	—	—	—	381	—	—	381
Interest expense	(7)	(1,916)	—	(32)	—	(57)	(2,012)
Income tax recovery	—	751	—	—	—	—	751
Loss from continued operations	(3,334)	(2,108)	(69)	(5,578)	(387)	(84)	(11,560)
Loss from discontinued operations, net tax	—	(242)	—	—	—	—	(242)
Other comprehensive income	—	1,402	—	—	—	—	1,402
Total comprehensive loss	(3,334)	(974)	(69)	(5,578)	(387)	(84)	(10,426)

Investments in Joint Ventures
The carrying value of investments in associates and joint ventures consist of:

	Cann Group	Alcanna	CTT	Capcium	TGOD	ACI	Other immaterial investments	Total
	Note 4(a)	Note 4(d)	Note 4(e)	Note 4(f)	Note 4(g)	Note 4(k)
	$	$	$	$	$	$	$	$
Balance, June 30, 2017	—	—	—	—	—	—	—	—
Additions	81,927	109,940	—	11,270	133,239	—	212	336,588
Transaction costs	—	1,586	—	—	—	—	—	1,586
Dividend income	—	(1,449)	—	—	—	—	—	(1,449)
Disposition	—	—	—	—	—	—	(78)	(78)
Share of net loss (i)	(781)	(500)	—	(14)	(947)	—	—	(2,242)
OCI FX loss	37	—	—	—	—	—	—	37
Balance, June 30, 2018	81,183	109,577	—	11,256	132,292	—	134	334,442
Additions	—	—	3,413	3	—	5,360	—	8,776
Dividend income	—	(828)	—	—	—	—	—	(828)
Disposition / reclassification	—	—	—	—	(130,974)	(5,360)	(134)	(136,468)
Share of net income (loss)(1)	(1,520)	(5,099)	(230)	(1,406)	(1,318)	—	—	(9,573)
Impairment	(18,158)	(68,696)	(2,078)	—	—	—	—	(88,932)
Impairment reversal	—	15,643	—	—	—	—	—	15,643
OCI FX gain (loss)	(4,488)	353	(80)	—	—	—	—	(4,215)
Balance, June 30, 2019	57,017	50,950	1,025	9,853	—	—	—	118,845

(1)	Represents an estimate of the Company’s share of net income (loss) based on the latest publicly available information of the investee.

The following is a summary of financial information for the Company’s associates and joint ventures for the periods presented based on the latest publicly available information. Note that the numbers have not been pro-rated for Aurora’s ownership interest.

As of June 30, 2019	Cann Group	Alcanna	Capcium	CTT	Total
	$	$	$	$	$
Date obtained significant influence	12/11/2017	2/14/2018	6/6/2018	5/20/2018
Statement of financial position
Cash and cash equivalents	43,752	22,115	6,701	950	73,519
Current assets	69,620	149,835	9,297	952	229,704
Non-current assets	7,208	480,070	39,245	—	526,523

Current financial liabilities, excluding trade and other payables and provisions	4	22,237	229	25	22,494
Current liabilities	1,394	54,375	2,282	458	58,508
Non-current financial liabilities	—	73,364	26,781	—	100,145
Non-current liabilities	13	73,364	36,253	—	109,630

Statement of comprehensive loss
Revenue		136,424	3,630	9	140,063
Depreciation and amortization	—	(30,040)	—	—	(30,040)
Interest income	1,691	—	—		1,691
Interest expense	(21)	(22,872)	(8,678)	—	(31,571)
Income tax expense	—	(16,000)	—	—	(16,000)
Loss from continued operations	(9,276)	(37,180)	(8,125)	(1,161)	(55,742)
Loss from discontinued operations, net tax	—	(916)	—	—	(916)
Other comprehensive income	—	(2,532)	—	(1)	(2,533)
Total comprehensive loss	(9,276)	(40,628)	(8,125)	(1,160)	(59,190)

As of June 30, 2018	Cann Group	Alcanna	Capcium	TGOD	CTT	Other	Total
	$	$	$	$	$	$	$
Date obtained significant influence	12/11/2017	2/14/2018	6/6/2018	5/2/2018	5/20/2018
Statement of financial position
Cash and cash equivalents	48,243	78,595	252	261,816	1,311	6	390,223
Current assets	79,225	197,131	11,935	270,712	1,311	8	560,322
Non-current assets	5,258	252,262	6,701	48,078	—	3,029	315,328

Current financial liabilities, excluding trade and other payables and provisions	4	1,380	—	—	36	1,701	3,121
Current liabilities	887	54,263	1,293	13,992	386	1,701	72,522
Non-current financial liabilities	16	72,697	18,583	—	53	2,004	93,353
Non-current liabilities	16	131,561	18,583	—	53	2,004	152,217

Statement of comprehensive loss
Revenue	552	223,991	104	—	—	—	224,647
Depreciation and amortization	—	(4,455)	—	(121)	—	—	(4,576)
Interest income	—	—	—	381	—	—	381
Interest expense	(7)	(1,916)	—	(32)	—	(57)	(2,012)
Income tax recovery	—	751	—	—	—	—	751
Loss from continued operations	(3,334)	(2,108)	(69)	(5,578)	(387)	(84)	(11,560)
Loss from discontinued operations, net tax	—	(242)	—	—	—	—	(242)
Other comprehensive income	—	1,402	—	—	—	—	1,402
Total comprehensive loss	(3,334)	(974)	(69)	(5,578)	(387)	(84)	(10,426)